Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Retained Earnings

The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)

PRC statutory reserve funds	249,880	277,812	44,592
Unreserved retained earnings	13,354,454	23,760,407	3,813,808

Total retained earnings	13,604,334	24,038,219	3,858,400

Components of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)

Foreign currency translation adjustment	(84,448)	(89,714)	(14,400)
Unrealized gains on available-for-sale securities	45	11,436	1,836

Accumulated other comprehensive loss	(84,403)	(78,278)	(12,564)